OTHER OPERATING INCOME AND EXPENSES (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING INCOME AND EXPENSES
Reimbursement of fixed assets in progress - AIC (a)	R$ 588,786	R$ 588,786
Reimbursement of inefficiency - CCC (b)		621,968
Other Operating Income and Expenses			R$ 16,134
Total		R$ 1,210,754	R$ 16,134